Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts receivable	$ 87	¥ 599	$ 46	¥ 316
Allowance for loans and interest receivable, current	0	0		660
Allowance for loans and interest receivable, non current	0	0		104
Total current liabilities	8,269	56,853		82,057
Total non-current liabilities	$ 9,447	¥ 64,961		¥ 39,299
Common stock, par value per share | $ / shares	$ 0.00005
Common stock, shares authorized	870,400,000	870,400,000	870,400,000	870,400,000
Variable Interest Entity, Primary Beneficiary
Total current liabilities	$ 2,887	¥ 19,851		¥ 18,775
Total non-current liabilities	$ 1,715	¥ 11,790		¥ 5,151
Class A Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005		$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	825,000,000	825,000,000
Common stock, shares issued	27,733,692	27,733,692	27,614,978	27,614,978
Common stock, shares outstanding	27,733,692	27,733,692	27,614,978	27,614,978
Class B Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005		$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000	35,400,000	35,400,000
Common stock, shares issued	7,201,254	7,201,254	7,201,254	7,201,254
Common stock, shares outstanding	7,201,254	7,201,254	7,201,254	7,201,254